SHARE CAPITAL (Schedule of Warrant Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Stockholders' Equity [Line Items]
Risk-free interest	1.48%		1.12%		1.20%
Expected volatility	119.00%		122.00%		88.00%
Expected life			6 years 3 months
Dividend yield	0.00%		0.00%		0.00%
Warrants [Member]
Stockholders' Equity [Line Items]
Risk-free interest	0.13%	[1]	0.25%	[1]
Expected volatility	50.00%	[2]	161.00%	[2]
Expected life	1 year	[3]	2 years	[3]
Dividend yield	0.00%	[4]	0.00%	[4]
Warrants, fair value	$ 0		$ 25,000
Series A Warrants [Member]
Stockholders' Equity [Line Items]
Risk-free interest	0.38%		0.365%
Expected volatility	186.00%		138.00%
Expected life	2 years		3 years
Dividend yield	0.00%		0.00%
Warrants, fair value	27,000		39,000
Series A' Warrants [Member]
Stockholders' Equity [Line Items]
Risk-free interest	0.78%		0.54%
Expected volatility	198.00%		127.00%
Expected life	3 years		4 years
Dividend yield	0.00%		0.00%
Warrants, fair value	$ 54,000		$ 72,000

[1]	Risk-free interest rate is based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option
[3]	Expected life was based on the maturity date of the warrants.
[4]	Expected dividend yield was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.